CONSOLIDATED STATEMENT OF INCOME (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Natural Gas Pipelines	4,264	4,244	4,122
Oil Pipelines	1,039	827
Energy	2,704	2,768	2,730
Total Revenues	8,007	7,839	6,852
Income from Equity Investments (Note 9)	257	415	453
Operating and Other Expenses
Plant operating costs and other	2,577	2,358	2,069
Commodity purchases resold	1,049	991	1,178
Property taxes	434	410	365
Depreciation and amortization	1,375	1,328	1,160
Valuation provision for MGP (Note 10)			146
Total Operating and Other Expenses	5,435	5,087	4,918
Financial Charges/ (Income)
Interest expense (Note 14)	976	937	701
Interest income and other	(85)	(55)	(94)
Total Financial Charges/(Income)	891	882	607
Income before Income Taxes	1,938	2,285	1,780
Income Tax Expense/ (Recovery) (Note 15)
Current	181	210	(139)
Deferred	285	365	526
Total Income Tax Expense/ (Recovery)	466	575	387
Net Income	1,472	1,710	1,393
Net Income Attributable to Non-Controlling Interests (Note 17)	118	129	115
Net Income Attributable to Controlling Interests	1,354	1,581	1,278
Preferred Share Dividends (Note 19)	55	55	45
Net Income Attributable to Common Shares	1,299	1,526	1,233
Net Income per Common Share (Note 18)
Basic (in dollars per share)	1.84	2.17	1.79
Diluted (in dollars per share)	1.84	2.17	1.78
Dividends Declared per Common Share (in dollars per share)	1.76	1.68	1.60
Weighted Average Number of Common Shares (millions)
Basic (in shares)	705	702	691
Diluted (in shares)	706	703	692